Long-term debt - Credit facility (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) Rate	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 03, 2023 USD ($)
Long-term debt maturities
Foreign exchange gain (loss)	$ 4.0	$ 0.0	$ 7.0
Credit facility
Long-term debt maturities
Available	611.0	492.0
Outstanding	1,284.0	1,463.0
Total	$ 1,895.0	$ 1,955.0		$ 2,000.0
Effective interest rate	6.50%	7.50%
Credit facility | Other lenders
Long-term debt maturities
Outstanding	$ 1,192.0	$ 1,358.0
Credit facility | TELUS Corporation
Long-term debt maturities
Outstanding	92.0	105.0
Revolving component
Long-term debt maturities
Available	611.0	492.0
Outstanding	189.0	308.0
Total	800.0	800.0		800.0
Revolving component | Other lenders
Long-term debt maturities
Outstanding	175.0	286.0
Revolving component | TELUS Corporation
Long-term debt maturities
Outstanding	14.0	22.0
Term loan components
Long-term debt maturities
Outstanding	1,095.0	1,155.0
Total	1,095.0	1,155.0		$ 1,200.0
Principal payments	$ 409.0
Effective interest rate	2.60%
Effective fixed foreign exchange rate | Rate	1.088
Foreign exchange gain (loss)	$ 448.0
Term loan components | Other lenders
Long-term debt maturities
Outstanding	1,017.0	1,072.0
Term loan components | TELUS Corporation
Long-term debt maturities
Outstanding	$ 78.0	$ 83.0